Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail) - 12 months ended Jun. 30, 2021	USD ($) yr $ / shares	USD ($) yr £ / shares
BHP Group Limited [member] | CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 25.28	$ 25.28
Share price at grant date	$ 35.90
BHP Group Limited [member] | CDP awards [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	2	2
BHP Group Limited [member] | CDP awards [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5	5
BHP Group Limited [member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 25.28	$ 25.28
Estimated life of awards | yr	2	2
Share price at grant date	$ 35.90
BHP Group Limited [member] | LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 14.68	$ 14.68
Risk-free interest rate	0.25%	0.25%
Estimated life of awards | yr	5	5
Estimated volatility of share price	28.00%	28.00%
BHP Group Limited [member] | LTIP awards [member] | Range One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 35.90
BHP Group Limited [member] | LTIP awards [member] | Range Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	33.81
BHP Group Limited [member] | LTIP awards [member] | Range Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 38.56
BHP Group Limited [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 22.88	$ 22.88
Dividend yield	4.90%	4.90%
BHP Group Limited [member] | MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	1	1
BHP Group Limited [member] | MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5	5
BHP Group Limited [member] | MAP awards [member] | Range One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 38.36
BHP Group Limited [member] | MAP awards [member] | Range Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	36.91
BHP Group Limited [member] | MAP awards [member] | Range Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	35.90
BHP Group Limited [member] | MAP awards [member] | Range Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 45.88
BHP Group Limited [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 24.96	$ 24.96
Risk-free interest rate	0.21%	0.21%
Estimated life of awards | yr	3	3
Share price at grant date	$ 30.19
Dividend yield	5.59%	5.59%
BHP Group Limited [member] | Transitional and Commencement KMP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 28.35	$ 28.35
Estimated life of awards | yr	2	2
Share price at grant date	$ 38.56
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 18.66	$ 18.66
Estimated life of awards | yr	3	3
Share price at grant date | £ / shares		$ 17.13
Dividend yield	5.70%	5.70%
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 15.32	$ 15.32
Risk-free interest rate	0.12%	0.12%
Estimated life of awards | yr	3	3
Share price at grant date | £ / shares		$ 12.11
Dividend yield	6.40%	6.40%